BUSINESS COMBINATION (Narrative) (Details) € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 19, 2017 USD ($)	Jul. 19, 2017 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 SEK (kr)	Jul. 31, 2018	Oct. 19, 2017	Dec. 07, 2016
Harsec [Member]
Percentage of acquistion of outstanding shares	100.00%	100.00%
Consideration	$ 1,579
Percentage of consideration paid	90.00%	90.00%									10.00%
Harsec [Member] | Danish Krone
Consideration | kr		kr 10,000
Goodwill | kr								kr 4,478
Easyserve Ltd [Member]
Percentage of acquistion of outstanding shares			100.00%				100.00%	100.00%	100.00%			51.00%
Consideration			$ 343
Easyserve Ltd [Member] | Maximum [Member]
Additional amount payable			114
Payment due at purchase date			$ 343
Easyserve Ltd [Member] | Third Party [Member]
Percentage of acquistion of outstanding shares												49.00%
Easyserve Ltd [Member] | Euro Member Countries, Euro [Member]
Consideration | €				€ 300		€ 700
Easyserve Ltd [Member] | Euro Member Countries, Euro [Member] | Maximum [Member]
Additional amount payable | €							€ 100
Payment due at purchase date | €							€ 300
Abydos Consultores de Sistemas S.L.U [Member]
Percentage of acquistion of outstanding shares			100.00%				100.00%	100.00%	100.00%
Consideration			$ 209
Goodwill			232
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Consideration | €				€ 183
Goodwill | €							€ 188
Detact Security Solution AB [Member]
Percentage of acquistion of outstanding shares										100.00%
Consideration			1,063
Contingent consideration			336
Payment due at purchase date			727
Goodwill			$ 1,007
Detact Security Solution AB [Member] | Sweden, Kronor
Consideration | kr					kr 9,500
Contingent consideration | kr									kr 3,000
Payment due at purchase date | kr									6,500
Goodwill | kr									kr 9,005